Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,516,437	$ 3,472,029
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,516,437	$ 3,472,029